Property, plant and equipment and intangible assets (Tables)	6 Months Ended
Jun. 30, 2018
Property, plant and equipment [abstract]
Property, plant and equipment [text block]
(in USD million)	Property, plant and equipment	Intangible assets

Balance at 31 December 2017	63,637	8,621
Additions through business combinations	3,745	773
Additions	4,280	936
Transfers	87	(87)
Disposals and reclassifications	0	(128)
Expensed exploration expenditures and impairment losses	-	(280)
Depreciation, amortisation and net impairment losses	(4,193)	(5)
Effect of foreign currency translation adjustments	(58)	(31)

Balance at 30 June 2018	67,498	9,798

Impairments [text block]
First half 2018	Property, plant and equipment	Intangible assets	Total
(in USD million)

Producing and development assets	(515)	237	(278)
Acquisition costs related to oil and gas prospects	-	16	16

Total net impairment losses (reversals) recognised	(515)	253	(262)

Disclosure of price assumptions used for impairment calculations [Table Text Block]
Year Prices in real terms 1)	2018		2020		2025		2030

Brent Blend (USD/bbl)	74	(63)	75	(70)	77	(80)	80	(84)
NBP (USD/mmBtu)	7.9	(6.9)	6.8	(6.8)	8.0	(8.4)	8.0	(8.4)
Henry Hub (USD/mmBtu)	2.9	(3.0)	3.0	(3.7)	4.0	(4.2)	4.0	(4.2)
1) Basis year 2018